Reporting entity - Ownership of Shinhan Financial Group and its material consolidated subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shinhan Bank Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Card Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Investment Corp.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Life Insurance Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Orange Life Insurance Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	0.00%	100.00%
Shinhan Capital Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Jeju Bank
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	75.30%	75.30%
Shinhan Credit Information Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Alternative Investment Management Inc.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Asset Management Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	65.00%
SHC Management Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Data System
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Savings Bank
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Asia Trust Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	60.00%	60.00%
Shinhan AITAS Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	99.80%	99.80%
Shinhan REITs Management Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan AI Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Venture Investment Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank America
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	USA	USA
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank Europe GmbH
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank Cambodia
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Cambodia	Cambodia
Proportion of ownership interest in subsidiary	97.50%	97.50%
Shinhan Bank Kazakhstan Limited
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Kazakhstan	Kazakhstan
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank Canada
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Canada	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank (China) Limited
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	China	China
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank Japan
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Japan	Japan
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Bank Vietnam Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Vietnam	Vietnam
Proportion of ownership interest in subsidiary	100.00%	100.00%
Banco Shinhan de Mexico
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Mexico	Mexico
Proportion of ownership interest in subsidiary	99.90%	99.90%
PT Bank Shinhan Indonesia
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Indonesia	Indonesia
Proportion of ownership interest in subsidiary	99.00%	99.00%
SBJDNX
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Japan	Japan
Proportion of ownership interest in subsidiary	100.00%	100.00%
LLP MFO Shinhan Finance
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Kazakhstan	Kazakhstan
Proportion of ownership interest in subsidiary	100.00%	100.00%
PT. Shinhan Indo Finance
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Indonesia	Indonesia
Proportion of ownership interest in subsidiary	50% plus 1 share	50% plus 1 share
Shinhan Microfinance Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Myanmar	Myanmar
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Vietnam Finance Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Vietnam	Vietnam
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Investment Corp. USA Inc.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	USA	USA
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan Investment Asia Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong	Hong Kong
Proportion of ownership interest in subsidiary	100.00%	100.00%
SHINHAN Securities Vietnam Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Vietnam	Vietnam
Proportion of ownership interest in subsidiary	100.00%	100.00%
PT. Shinhan Sekuritas Indonesia
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Indonesia	Indonesia
Proportion of ownership interest in subsidiary	99.00%	99.00%
PT Shinhan Asset Management Indonesia
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Indonesia	Indonesia
Proportion of ownership interest in subsidiary	75.00%	75.00%
Shinhan Financial Plus
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shinhan CubeOn Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Korea	Korea
Proportion of ownership interest in subsidiary	100.00%	0.00%
Shinhan Life Insurance Vietnam Co., Ltd.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Vietnam	Vietnam
Proportion of ownership interest in subsidiary	100.00%	0.00%
SHINHAN ASSET MGT HK, LIMITED
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong	Hong Kong
Proportion of ownership interest in subsidiary	100.00%	100.00%
SHINHAN DS VIETNAM CO.,LTD.
Ownership of Shinhan Financial Group and its material consolidated subsidiaries [Line Items]
Country of incorporation of subsidiary	Vietnam	Vietnam
Proportion of ownership interest in subsidiary	100.00%	100.00%